Consolidated statements of cash flows - USD ($)	3 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Consolidated statements of cash flows
Net loss	$ (355,738)	$ (880,972)
Depreciation (Note 4)	40,742	51,478
Accreted interest (Note 5)	0	48,517
Non-cash lease expense	11,390	(122,725)
Unrealized foreign exchange loss	(5)	1,183
Change in non-cash operating assets & liabilities
Trade and other receivables	(210,925)	(37,353)
Prepaid expenses, sundry and other assets	(46,107)	(245,127)
Accounts payable, accrued liabilities and employee costs payable	546,467	501,141
Operating lease liability	0	123,277
Cash flows used in operating activities	(14,176)	(560,581)
Decrease in cash	(14,176)	(560,581)
Cash, beginning of period	83,722	771,945
Cash, end of period	$ 69,546	$ 211,364